CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Investments (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Investment in Debt and Equity Securities
Marketable securities			₽ 4,049
Equity method investments	₽ 2,118		9,425			$ 30.1
Net (losses)/gains recognized on equity method investments	(929)	$ (13.2)	6,367		₽ (2,175)
ClickHouse Inc
Investment in Debt and Equity Securities
Cash investments			2,820				$ 39.9
Gain on the Company' share dilution			3,459	$ 49.3
Net (losses)/gains recognized on equity method investments	97	1.4	3,354
ClickHouse Inc | Equity method investments
Investment in Debt and Equity Securities
Equity method investments			6,521
Other
Investment in Debt and Equity Securities
Net (losses)/gains recognized on equity method investments	(140)	(2.0)	(1)		295
Other | Equity method investments
Investment in Debt and Equity Securities
Equity method investments	741		557			10.5
Venture capital fund
Investment in Debt and Equity Securities
Net (losses)/gains recognized on equity method investments	(886)	$ (12.6)	3,014
Venture capital fund | Equity method investments
Investment in Debt and Equity Securities
Equity method investments	₽ 1,377		₽ 2,347			$ 19.6
Yandex.Market B.V.
Investment in Debt and Equity Securities
Net (losses)/gains recognized on equity method investments					₽ (2,470)